                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811-00242

                            Natixis Funds Trust II
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

             399 Boylston Street, Boston, Massachusetts     02116
            -------------------------------------------------------
            (Address of principal executive offices)     (Zip code)

                          Coleen Downs Dinneen, Esq.
                          Natixis Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
                   ----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- Portfolio of Investments

Investments as of June 30, 2007 (Unaudited)

Principal
Amount     Description                                                          Value (+)
---------  -----------                                                          ---------
Tax Exempt Obligations -- 97.0% of Net Assets
           Marthas Vineyard, MA -- 1.5%
$1,000,000 Land Bank Revenue,
           5.000%, 5/01/2032 (AMBAC insured)                                   $ 1,025,300
                                                                               -----------
           Massachusetts -- 5.9%
 3,500,000 State Refunding Series A,
           6.500%, 11/01/2014 (AMBAC insured)                                    4,038,405
                                                                               -----------
           Massachusetts Bay Transportation Authority -- 4.1%
 2,000,000 Sales Tax Revenue Series C,
           5.000%, 7/01/2028                                                     2,134,220
   380,000 Series A, Prerefunded,
           5.250%, 7/01/2030                                                       394,231
   250,000 Series A, Unrefunded,
           5.250%, 7/01/2030                                                       257,300
                                                                               -----------
                                                                                 2,785,751
                                                                               -----------
           Massachusetts Development Finance Agency -- 15.8%
 1,000,000 Cambridge Street Development Series A,
           5.125%, 2/01/2034 (MBIA insured)                                      1,030,950
 1,450,000 Curry College, Series A,
           5.000%, 3/01/2036 (ACA insured)                                       1,445,519
 1,000,000 Hampshire College,
           5.625%, 10/01/2024                                                    1,041,800
 1,000,000 Mount Holyoke College,
           5.250%, 7/01/2031                                                     1,036,330
 2,000,000 Simmons College Series H,
           5.250%, 10/01/2033 (XLCA insured)                                     2,184,700
 2,800,000 Springfield Resource Recovery Series A,
           5.625%, 6/01/2019                                                     2,890,300
 1,100,000 Visual and Performing Arts,
           6.000%, 8/01/2021                                                     1,266,694
                                                                               -----------
                                                                                10,896,293
                                                                               -----------
           Massachusetts Health & Educational Facilities Authority -- 37.1%
 1,160,000 Baystate Medical Center Series F,
           5.700%, 7/01/2027                                                     1,204,788
 2,000,000 Boston University Series S,
           5.000%, 10/01/2039 (FGIC insured)                                     2,041,240
 2,200,000 Catholic Health East,
           5.500%, 11/15/2032                                                    2,356,618
 3,000,000 Harvard University Series N,
           6.250%, 4/01/2020                                                     3,578,760
   750,000 Milford Regional Medical Center Series E,
           5.000%, 7/15/2032                                                       732,203
   850,000 Milford Regional Medical Center Series E,
           5.000%, 7/15/2037                                                       821,788
 2,716,000 Nichols College Series C,
           6.000%, 10/01/2017                                                    2,830,072
 2,000,000 Partners Healthcare Systems Series B,
           5.250%, 7/01/2029                                                     2,049,980
 2,500,000 Partners Healthcare Systems Series C,
           5.750%, 7/01/2021                                                     2,659,275
 1,500,000 Sterling & Francine Clark Series A,
           5.000%, 7/01/2036                                                     1,541,535
 2,000,000 University of Massachusetts Series C,
           5.125%, 10/01/2034 (FGIC insured)                                     2,071,780
 1,000,000 Wellesley College Series F,
           5.125%, 7/01/2039                                                     1,021,290
 1,315,000 Wheaton College Series E,
           5.000%, 7/01/2017                                                     1,364,431
 1,030,000 Williams College Series H,
           5.000%, 7/01/2017                                                     1,075,444
                                                                               -----------
                                                                                25,349,204
                                                                               -----------
           Massachusetts Housing Finance Agency -- 3.8%
   545,000 Series A,
           5.200%, 12/01/2037                                                      546,352
 2,000,000 Single Family Housing Series 126,
           4.700%, 6/01/2038(b)                                                  1,871,120
   230,000 Single Family Mortgage Series 21,
           7.125%, 6/01/2025                                                       232,024
                                                                               -----------
                                                                                 2,649,496
                                                                               -----------
           Massachusetts Port Authority -- 4.4%
 1,750,000 Delta Air Lines, Inc. Project Series A,
           5.500%, 1/01/2019 (AMBAC insured)                                     1,814,645
 1,200,000 Series A, 5.000%,
           7/01/2033 (MBIA insured)                                              1,228,656
                                                                               -----------
                                                                                 3,043,301
                                                                               -----------
           Massachusetts Water Resources Authority -- 7.1%
 1,000,000 General Series A,
           5.250%, 8/01/2020 (MBIA insured)                                      1,074,430
 3,240,000 Series A,
           6.500%, 7/15/2019 (FGIC insured)                                      3,783,380
                                                                               -----------
                                                                                 4,857,810
                                                                               -----------
           Michigan Hospital Finance Authority -- 1.5%
 1,000,000 Oakwood Obligated Group,
           5.500%, 11/01/2017                                                    1,051,060
                                                                               -----------
           New Jersey Economic Development Authority Revenue -- 1.5%
 1,000,000 Cigarette Tax,
           5.625%, 6/15/2018                                                     1,025,370
                                                                               -----------
           New Jersey Transportation Trust Fund Authority -- 0.8%
   500,000 Series A,
           5.500%, 12/15/2023                                                      554,565
                                                                               -----------
           Puerto Rico Commonwealth Aqueduct & Sewer Authority -- 4.8%
 3,000,000 Aqueduct & Sewer Authoriry,
           6.250%, 7/01/2013                                                     3,305,970
                                                                               -----------
           Puerto Rico Commonwealth Infrastructure Financing Authority -- 2.2%
 1,500,000 Series B,
           5.000%, 7/01/2031                                                     1,529,370
                                                                               -----------
           Puerto Rico Public Finance Corp. -- 4.6%
 3,000,000 Commonwealth Appropriation, Series A,
           5.750%, 8/01/2027(b)                                                  3,163,440
                                                                               -----------

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- Portfolio of Investments
                                  (continued)

Investments as of June 30, 2007 (Unaudited)

Principal
Amount     Description                                                                                            Value (+)
---------  -----------                                                                                            ---------
           Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Revenue -- 1.9%
$1,315,000  Wellmont Health Systems Project Series C,
            5.250%, 9/01/2036                                                                                    $ 1,334,001
                                                                                                                 -----------
            Total Tax Exempt Obligations (Identified Cost $64,811,192)                                            66,609,336
                                                                                                                 -----------
Short-Term Investments -- 1.7%
 1,189,334  Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2007 at 4.250%
            to be repurchased at $1,189,755 on 7/02/2007, collateralized by $995,000 U.S. Treasury Bond, 7.125%
            due 2/15/2023 valued at $1,213,900 including accrued interest(c) (Identified Cost $1,189,334)          1,189,334
                                                                                                                 -----------
            Total Investments -- 98.7% (Identified Cost $66,000,526)(a)                                           67,798,670
            Other assets less liabilities -- 1.3%                                                                    894,538
                                                                                                                 -----------
            Net Assets -- 100%                                                                                   $68,693,208
                                                                                                                 ===========

--------
(+) Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

    In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Fund's financial statements.

 LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND -- Portfolio of Investments
                                  (continued)

Investments as of June 30, 2007 (Unaudited)

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Accretion of market discount on debt securities and straddle loss deferrals are excluded for tax purposes.):

    At June 30, 2007, the net unrealized appreciation on investments based on a cost of $66,000,526 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost         $2,320,551
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value           (522,407)
                                                                 ----------
    Net unrealized appreciation                                  $1,798,144
                                                                 ==========

    At September 30, 2006, the Fund had a capital loss carryover of approximately $2,078,269 of which $804,173 expires on September 30, 2007, $116,500 expires on September 30, 2008, $1,003,440 expires on September 30, 2010 and $154,156 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

    The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations.

  ACA American Capital Access
AMBAC American Municipal Bond Assurance Corp.
 FGIC Financial Guarantee Insurance Company
 MBIA Municipal Bond Investors Assurance Corp.
 XLCA XL Capital Assurance

Holdings at June 30, 2007 as a Percentage of Net Assets (unaudited)

    College & Universities                                            29.6%
    Hospital                                                          16.2
    Water & Sewer                                                     14.1
    State Appropriation                                               11.3
    Airport                                                            4.4
    Resource Recovery                                                  4.2
    Sales Tax                                                          4.1
    Single-Family Housing                                              3.9
    Insurance                                                          3.2
    Other, less than 2% each                                           6.0

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2) Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Natixis Funds Trust II

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  August 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                 By:    /s/ John T. Hailer
                                        ---------------------------------
                                 Name:  John T. Hailer
                                 Title: President and Chief Executive Officer
                                 Date:  August 21, 2007

                                 By:    /s/ Michael C. Kardok
                                        ---------------------------------
                                 Name:  Michael C. Kardok
                                 Title: Treasurer
                                 Date:  August 21, 2007